Basis of Presentation and General Information-Additional Information (Details)		1 Months Ended			3 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended
	May. 13, 2015 $ / shares shares	Jun. 30, 2015 Teutonic $ / shares shares	Mar. 31, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Mar. 27, 2012 $ / shares shares	Jun. 30, 2015 Teutonic $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Dec. 31, 2014 Teutonic
Common Stock Par Or Stated Value Per Share		$ 0.0001	$ 0.0001			$ 0.0001
Public offering of Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate	8.75%			8.50%
Stock Issued During Period Shares New Issues | shares	4,000,000			4,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001			$ 0.0001
Sale of Stock, Price Per Share	$ 25			$ 25
Follow on offering [Member]
Stock Issued During Period Shares New Issues | shares					7,500,000
Common Stock Par Or Stated Value Per Share					$ 0.0001
Sale of Stock, Price Per Share					$ 14.1
Costamare Inc [Member]
Entity Incorporation State Country Name						Republic of the Marshall Islands
Entity Incorporation Date Of Incorporation						Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization						53
Date of reorganization completion						November 2008
Date of IPO completion						November 4, 2010
Balance of shares as at period end | shares		75,099,200				75,099,200
Percentage of outstanding common shares owned by the Family		64.90%				64.90%
MLP offering						On October 2, 2014, Costamare Partners LP (the “MLP”), a Marshall Islands limited partnership and a wholly owned subsidiary of the Company, filed a Registration Statement on Form F-1 with the SEC (which registration statement was subsequently amended and re-filed on October 23, 2014, November 12, 2014, January 30, 2015, June 8, 2015 and June 26, 2015) for the initial public offering of common units representing limited partnership interests (the “common units”) in the MLP. The number of common units to be offered and the price range for the offering have not yet been finally determined. The proceeds from the offering are expected to be used principally to reduce indebtedness and for general partnership purposes, with the remainder to be distributed to the Company. If the offering is completed, the Company expects to contribute to the MLP a 100% interest in the entities which own four of the Company’s existing container vessels. Following the offering, the MLP will remain a consolidated subsidiary of the Company as the Company will retain a majority of the MLP’s total equity interests and, through a subsidiary, act as its general partner. Completion of the initial public offering is subject to further authorization of the board of directors of the Company, as well as completion of the SEC review process.
Public offering of Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate							7.625%
Stock Issued During Period Shares New Issues | shares							2,000,000
Common Stock Par Or Stated Value Per Share							$ 0.0001
Sale of Stock, Price Per Share							$ 25
Second follow-on offering [Member]
Stock Issued During Period Shares New Issues | shares								7,000,000
Common Stock Par Or Stated Value Per Share								$ 0.0001
Sale of Stock, Price Per Share								$ 14
Fleet information [Member]
Number of vessels at period end		55				55			55
Carrying capacity of vessels at period end (TEU) | Teutonic		320,407				320,407			320,407
Number Subsidiaries [Member]
Number of subsidiaries incorporated in Marchall Islands		5				5
Total wholly owned subsidiaries as at period end		92				92
Common stock issued to Costamare Shipping [Member]
Stock Issued During Period Shares New Issues | shares		149,600	149,600